Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	$ 61,202		$ 5,834		$ 112,669	$ 5,834
FaceBank Group, Inc Pre-Merger [Member]
Total		$ 7,295					$ 4,271
FaceBank Group, Inc Pre-Merger [Member] | Nexway eCommerce Solutions [Member]
Total							3,359
FaceBank Group, Inc Pre-Merger [Member] | Nexway Academics [Member]
Total							$ 912